Lord Abbett Short Duration High Yield Municipal Bond Fund
Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Supplement dated June 10, 2015 to the

Prospectus dated May 15, 2015

The following replaces the eighth paragraph under “Principal Investment Strategies” on page 5 of the prospectus:

The maturity of a security measures the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by changes in interest rates. The Fund may invest in individual securities of any maturity. Because the Fund primarily invests in short duration municipal bonds, it is less sensitive to interest rate changes than a fund that focuses on longer duration bonds.

The following replaces the tenth paragraph under “Principal Investment Strategies” on page 15 of the prospectus:

Under normal circumstances, the Fund generally will maintain an investment portfolio with a weighted average effective duration of less than 4.5 years. Duration is a mathematical concept that measures a portfolio’s sensitivity to interest rate changes. The Fund may invest in individual securities of any maturity.

Please retain this document for your future reference.